Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

German American Capital Corporation

Deutsche Bank Securities Inc.

Bank of Montreal

BMO Capital Markets Corp.

(collectively, the “Specified Parties”)

Re:	LAQ 2022-LAQ Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 4 March 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 March 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes evidencing a two-year, componentized, floating-rate interest-only mortgage loan, subject to three successive 12-month extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a cross-collateralized and cross-defaulted first priority mortgage on the borrowers’ fee or leasehold interests in 109 select service hotels across 22 states (each, a “Mortgaged Property” and collectively, the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties as of 9 March 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date,
b.	Maturity Date and
c.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Term and
ii.	Original Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Term Extended,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Remaining Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	SOFR Rounding and
b.	1st Mortgage SOFR Floor,

as shown on the Final Data File, and the SOFR assumption of 0.05000% provided by the Depositor, we recalculated the “Effective SOFR 1st Mortgage” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Effective SOFR 1st Mortgage and
b.	1st Mortgage Margin,

as shown on the Final Data File, we recalculated the “1st Mortgage Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Margin and
b.	SOFR Cap,

as shown on the Final Data File, we recalculated the “1st Mortgage Cap Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Debt Service at SOFR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at SOFR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	1st Mortgage Current Balance,
b.	Collateral Units,
c.	1st Mortgage Balloon Balance,
d.	UW NOI,
e.	UW NCF and
f.	As Is Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Balance / Unit,
ii.	1st Mortgage “As is” Current LTV,
iii.	1st Mortgage “As is” Maturity LTV,
iv.	1st Mortgage UW NOI Debt Yield,
v.	1st Mortgage UW NCF Debt Yield and
vi.	“As-is” Appraised Value / Unit

of the Mortgage Loan and, with respect to vi. above, of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in ii. through v. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

13.	Using the:
a.	1st Mortgage Debt Service at SOFR,
b.	1st Mortgage Debt Service at Cap,
c.	UW NOI and
d.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at SOFR,
ii.	1st Mortgage UW NCF DSCR at SOFR,
iii.	1st Mortgage UW NOI DSCR at Cap and
iv.	1st Mortgage UW NCF DSCR at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

14.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the “1st Mortgage Current Balance” of the Mortgage Loan and each Mortgaged Property, as shown on the Final Data File, we recalculated the “% of Pool” of the Mortgage Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	3 March 2022

Allocated Loan Amount Schedule	Not Dated

Promissory Notes	3 March 2022

Clearing Account Agreement	3 March 2022

Cash Management Agreement	3 March 2022

Interest Rate Cap Agreement	2 March 2022

Settlement Statement	3 March 2022

Guaranty Agreement	3 March 2022

Environmental Indemnity Agreement	3 March 2022

Non-Consolidation Opinion	3 March 2022

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	16 February 2022

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Phase I Environmental Reports	Various

Phase II Environmental Reports	Various

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Source Document Date

Management Agreement (see Note 1)	3 March 2022

Franchise Agreement (see Note 1)	30 May 2018

Pro Forma Title Policies	Not Dated

Insurance Review Documents	Various

Ground Leases	Various

Ground Lease Amendments	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
Primary Type	Appraisal Report
Year Built	Appraisal Report
Latest Renovation	Appraisal Report
Collateral Units	Underwriter’s Summary Report
Primary Unit of Measure	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

As Portfolio Value	Portfolio Appraisal Report
As Is Value	Appraisal Report
"As-is" Value Date	Appraisal Report
Appraisal Firm	Appraisal Report and Portfolio Appraisal Report
FIRREA	Appraisal Report and Portfolio Appraisal Report
Date of Engineering Report (see Note 12)	Engineering Report
Engineering Firm (see Note 12)	Engineering Report
Located in Seismic Zone (Yes/No) (see Notes 2 and 12)	Engineering Report
Date of Seismic Report (see Note 3)	Seismic Report
Seismic Firm (see Note 3)	Seismic Report
PML (%) (see Note 3)	Seismic Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Phase II Report (see Note 4)	Phase II Environmental Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

UW Occupancy	Underwriter’s Summary Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
2nd Most Recent Occupancy	Underwriter’s Summary Report
2nd Most Recent Occupancy Date	Underwriter’s Summary Report
3rd Most Recent Occupancy	Underwriter’s Summary Report
3rd Most Recent Occupancy Date	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial Statement Date	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Financial Statement Date	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
2020 ADR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Required Replacement/FFE Reserves	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Ongoing Required TI/LC	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement
Initial Other Reserve Description	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement
Interest Goes to Borrower? RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower? Insurance	Mortgage Loan Agreement
Interest Goes to Borrower? Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower? TI/LC	Mortgage Loan Agreement
Interest Goes to Borrower? Immediate Repairs	Mortgage Loan Agreement
Interest Goes to Borrower? Free Rent	Mortgage Loan Agreement
Interest Goes to Borrower? Other Escrows	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Allocated Loan Amount Schedule
1st Mortgage Margin	Mortgage Loan Agreement
SOFR Setting	Mortgage Loan Agreement
SOFR Reset Frequency	Mortgage Loan Agreement
SOFR Rounding	Mortgage Loan Agreement
SOFR Cap	Mortgage Loan Agreement
SOFR Cap Expiration	Interest Rate Cap Agreement
Note Date	Mortgage Loan Agreement
Borr. Legal Name	Mortgage Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement
Loan Purpose	Settlement Statement
Payment Day	Mortgage Loan Agreement
Interest Accrual Begin	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Loan Type	Mortgage Loan Agreement
First Pmt Date	Mortgage Loan Agreement
1st. IO Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Option	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Extension Fee	Mortgage Loan Agreement
Fully Extended Maturity	Mortgage Loan Agreement
Aggregate Extension Options	Mortgage Loan Agreement
Prepay Description (see Note 6)	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions) (see Note 6)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Penalty Period (see Notes 6 and 7)	Mortgage Loan Agreement
Open Period (see Notes 6 and 7)	Mortgage Loan Agreement
Prepay Penalty Start Date (see Notes 6, 7 and 8)	Mortgage Loan Agreement
Prepay Penalty End Date (see Notes 6, 7 and 9)	Mortgage Loan Agreement
Grace Days Default	Mortgage Loan Agreement
Grace Days Late Fee	Mortgage Loan Agreement
Default Rate	Mortgage Loan Agreement
Late Fee	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lien Position (see Note 12)	Pro Forma Title Policy
Fee Simple / Leasehold (see Note 12)	Pro Forma Title Policy
Ground Lease (see Note 12)	Ground Lease
Ground Lease Exp.	Ground Lease or Ground Lease Amendment
Annual Ground Lease Payment (see Note 12)	Ground Lease or Ground Lease Amendment
LockBox Type (see Note 10)	Mortgage Loan Agreement
Cash Management (see Note 11)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “Yes” only for the Mortgaged Properties located in seismic zones 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Mortgaged Property is located in seismic zones 1 or 2, the Depositor instructed us to use “No” for the “Located in Seismic Zone (Yes/No)” characteristic.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Mortgaged Property that contains a seismic report Source Document in the related loan file. For any Mortgaged Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the indicated characteristics

4.	For the purpose of comparing the “Date of Phase II Report” characteristic, the Depositor instructed us to perform procedures only for any Mortgaged Property that contains a phase II environmental report Source Document in the related loan file. For any Mortgaged Property on the Preliminary Data File that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the “Date of Phase II Report” characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

10.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

11.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

12.	For any Mortgaged Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgaged Property	Characteristic	Provided Value

Fremont / Silicon Valley	Located in Seismic Zone (Yes/No)	Yes

Oklahoma City - Norman	Date of Engineering Report Engineering Firm Located in Seismic Zone (Yes/No)	1/10/2022 Partner No

Midland - Wall St.	Date of Engineering Report Engineering Firm Located in Seismic Zone (Yes/No)	2/18/2022 Partner No

San Antonio – Riverwalk	Fee Simple / Leasehold Annual Ground Lease Payment	Leasehold $93,366

Boston - Somerville	Annual Ground Lease Payment	$100,000

Anaheim	Fee Simple / Leasehold Annual Ground Lease Payment	Leasehold $449,619

Minneapolis - Bloomington West	Fee Simple / Leasehold Ground Lease	Fee Simple No

Bannockburn/Deerfield	Lien Position Fee Simple / Leasehold Annual Ground Lease Payment	First Leasehold $206,904

Fairfield	Lien Position Fee Simple / Leasehold	First Leasehold

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan No.
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller
Properties per Loan
Secondary Type
Material Recognized Environmental Concern (Y/N)
Borrower Sponsor
Lockout Period
Lockout Exp Date
1st Amortization Date
1st Mortgage SOFR Floor
Cap Coupon Check
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.